--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           [LOGO OF EXCELSIOR FUNDS]



                        International Equity Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    6
 Latin America Fund.......................................................    9
 Pacific/Asia Fund........................................................   11
 Pan European Fund........................................................   14
 Emerging Markets Fund....................................................   17
NOTES TO FINANCIAL STATEMENTS.............................................   20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                 Latin                       Pan        Emerging
                               International    America    Pacific/Asia    European      Markets
                                   Fund          Fund          Fund          Fund         Fund
                               -------------  -----------  ------------  ------------  -----------
  ASSETS:
   Investments, at cost --
     see accompanying
    portfolios...............  $366,515,616   $15,669,520  $67,170,415   $134,840,892  $10,929,143
                               ============   ===========  ===========   ============  ===========
   Investments, at value
    (Note 1).................  $434,110,616   $18,307,699  $64,606,476   $157,901,480  $11,685,819
   Foreign currency (cost
    $6,926, $0, $334,127, $0,
    and $263, respectively)..         6,797           --       334,223            --           240
   Cash......................           --          2,205          --             --         1,004
   Dividends receivable......       284,679        32,184       39,376        123,661       10,446
   Interest receivable.......       147,772         5,085        1,463          9,733          578
   Receivable for investments
    sold.....................     5,339,076           --     1,031,270      6,277,865          --
   Receivable for fund shares
    sold.....................       786,215           500       48,940        158,326        1,497
   Withholding tax
    receivable...............        99,121           --           --          77,245          --
   Prepaid expenses..........         5,099           252        1,227          2,166          136
   Unamortized organization
    costs (Note 5)...........           --            --           --             --        17,635
                               ------------   -----------  -----------   ------------  -----------
    Total Assets.............   440,779,375    18,347,925   66,062,975    164,550,476   11,717,355
  LIABILITIES:
   Payable for investments
    purchased................           --            --       853,101      2,012,625          --
   Payable for fund shares
    redeemed.................     6,210,009         4,143      123,155      1,450,571          --
   Investment advisory fees
    payable (Note 2).........       378,741        22,574       49,963        122,830       13,121
   Administration fees
    payable (Note 2).........        74,336         3,028        9,781         35,647        2,026
   Administration servicing
    fees payable (Note 2)....           760         4,657       14,297         22,256        1,828
   Directors' fees payable
    (Note 2).................           694         4,688           91            350           52
   Foreign taxes payable.....        74,841           --           --             --         2,019
   Due to custodian bank.....     5,337,039           --     1,028,399      3,602,534          --
   Accrued expenses and other
    payables.................        80,301         4,737       19,513         24,506       44,715
                               ------------   -----------  -----------   ------------  -----------
    Total Liabilities........    12,156,721        43,827    2,098,300      7,271,319       63,761
                               ------------   -----------  -----------   ------------  -----------
  NET ASSETS.................  $428,622,654   $18,304,098  $63,964,675   $157,279,157  $11,653,594
                               ============   ===========  ===========   ============  ===========
  NET ASSETS consist of:
   Distributions in excess of
    net investment income....  $   (411,479)  $   (17,241) $  (455,463)  $   (246,740) $   (36,187)
   Accumulated net realized
    gain (loss) on
    investments and foreign
    currency translations....    19,172,573   (30,728,885)  (8,653,824)    13,374,786   (2,983,930)
   Unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations.............    67,516,196     2,637,238   (2,564,383)    23,060,732      756,442
   Par value (Note 4)........        25,713         3,006        7,089         12,289        2,210
   Paid-in capital in excess
    of par value.............   342,319,651    46,409,980   75,631,256    121,078,090   13,915,059
                               ------------   -----------  -----------   ------------  -----------
  Total Net Assets...........  $428,622,654   $18,304,098  $63,964,675   $157,279,157  $11,653,594
                               ============   ===========  ===========   ============  ===========
  Shares of Common Stock
   Outstanding (Note 4)......    25,713,500     3,006,429    7,089,138     12,288,530    2,209,564
  NET ASSET VALUE PER SHARE..        $16.67         $6.09        $9.02         $12.80        $5.27
                                     ======         =====        =====         ======        =====

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2000 (Unaudited)

                                                 Latin                       Pan        Emerging
                               International    America    Pacific/Asia    European      Markets
                                   Fund          Fund          Fund          Fund         Fund
                               -------------  -----------  ------------  ------------  -----------
  INVESTMENT INCOME:
   Dividend income...........  $  2,490,623   $   137,458  $    412,706  $  1,345,246  $    56,832
   Interest income...........       702,184        34,481        28,172       121,320       28,103
   Less: Foreign taxes
    withheld.................      (219,068)         (831)      (39,071)     (135,322)      (2,311)
                               ------------   -----------  ------------  ------------  -----------
    Total Income.............     2,973,739       171,108       401,807     1,331,244       82,624
  EXPENSES:
   Investment advisory fees
    (Note 2).................     2,251,483       100,341       375,407       883,392       87,101
   Administration fees (Note
    2).......................       450,297        20,068        75,081       176,678       13,936
   Custodian fees............       338,768        16,391        56,496       132,509       11,921
   Administrative servicing
    fees (Note 2)............       215,018        16,829        50,037        73,054        5,108
   Shareholder servicing
    agent fees...............        26,452        16,749        24,240        32,736        5,810
   Legal and audit fees......        18,505           834         3,247         6,843          744
   Shareholder reports.......        14,061           686         3,657         6,671          597
   Registration and filing
    fees.....................        10,495         6,349        17,039         7,653        6,421
   Directors' fees and
    expenses (Note 2)........         3,867           197           765         1,369          135
   Amortization of
    organization costs (Note
    5).......................           --            --            --            --         3,933
   Miscellaneous expenses....        20,624         1,188         6,374         4,510        1,593
                               ------------   -----------  ------------  ------------  -----------
    Total Expenses...........     3,349,570       179,632       612,343     1,325,415      137,299
  Fees waived and reimbursed
   by investment adviser and
   administrators (Note 2)...      (214,258)      (11,116)      (49,096)      (70,577)     (22,732)
                               ------------   -----------  ------------  ------------  -----------
    Net Expenses.............     3,135,312       168,516       563,247     1,254,838      114,567
                               ------------   -----------  ------------  ------------  -----------
  NET INVESTMENT INCOME
   (LOSS)....................      (161,573)        2,592      (161,440)       76,406      (31,943)
                               ------------   -----------  ------------  ------------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss):
    Security transactions....    19,088,225       543,044      (601,890)   10,299,624     (373,309)
    Foreign currency
     transactions............        69,135        (8,608)      (58,189)      (48,823)      (7,939)
                               ------------   -----------  ------------  ------------  -----------
   Total net realized gain
    (loss)...................    19,157,360       534,436      (660,079)   10,250,801     (381,248)
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................   (96,027,633)   (4,073,506)  (19,044,808)  (37,606,697)  (4,320,422)
                               ------------   -----------  ------------  ------------  -----------
  Net realized and unrealized
   loss on investments.......   (76,870,273)   (3,539,070)  (19,704,887)  (27,355,896)  (4,701,670)
                               ------------   -----------  ------------  ------------  -----------
  Net decrease in net assets
   resulting from operations.  $(77,031,846)  $(3,536,478) $(19,866,327) $(27,279,490) $(4,733,613)
                               ============   ===========  ============  ============  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                Latin                       Pan        Emerging
                              International    America    Pacific/Asia    European      Markets
                                  Fund          Fund          Fund          Fund         Fund
                              -------------  -----------  ------------  ------------  -----------
  Six Months Ended September
   30, 2000 (Unaudited)
  Net investment income
   (loss)...................  $   (161,573)  $     2,592  $  (161,440)  $     76,406  $   (31,943)
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............    19,157,360       534,436     (660,079)    10,250,801     (381,248)
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   period...................   (96,027,633)   (4,073,506) (19,044,808)   (37,606,697)  (4,320,422)
                              ------------   -----------  -----------   ------------  -----------
  Net decrease in net assets
   resulting from
   operations...............   (77,031,846)   (3,536,478) (19,866,327)   (27,279,490)  (4,733,613)
  Distributions to
   shareholders:
   From net investment
    income..................      (335,448)          --           --        (321,395)         --
   From net realized gain on
    investments.............    (1,561,004)          --           --     (10,963,710)         --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    33,778,295    (1,870,802)  (4,703,647)       419,439     (816,117)
                              ------------   -----------  -----------   ------------  -----------
  Net decrease in net
   assets...................   (45,150,003)   (5,407,280) (24,569,974)   (38,145,156)  (5,549,730)
  NET ASSETS:
   Beginning of period......   473,772,657    23,711,378   88,534,649    195,424,313   17,203,324
                              ------------   -----------  -----------   ------------  -----------
   End of period (1)........  $428,622,654   $18,304,098  $63,964,675   $157,279,157  $11,653,594
                              ============   ===========  ===========   ============  ===========
   (1) Including
       distributions in
       excess of net
       investment income....  $   (411,479)  $   (17,241) $  (455,463)  $   (246,740) $   (36,187)
                              ============   ===========  ===========   ============  ===========
  Year Ended March 31, 2000
  Net investment income
   (loss)...................  $ (1,035,297)  $    74,958  $  (307,060)  $   (321,098) $   (57,759)
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............    13,193,040      (800,993)  21,372,333     21,220,058       23,698
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   year.....................   129,985,158     8,378,112   15,830,629     34,547,142    5,422,564
                              ------------   -----------  -----------   ------------  -----------
  Net increase in net assets
   resulting from
   operations...............   142,142,901     7,652,077   36,895,902     55,446,102    5,388,503
  Distributions to
   shareholders:
   From net investment
    income..................           --       (375,913)         --             --       (39,421)
   From net realized gain on
    investments.............      (752,504)          --           --     (14,333,899)         --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....   130,299,026     2,252,523   23,631,167     (3,523,690)   6,443,462
                              ------------   -----------  -----------   ------------  -----------
  Net increase in net
   assets...................   271,689,423     9,528,687   60,527,069     37,588,513   11,792,544
  NET ASSETS:
   Beginning of year........   202,083,234    14,182,691   28,007,580    157,835,800    5,410,780
                              ------------   -----------  -----------   ------------  -----------
   End of year (2)..........  $473,772,657   $23,711,378  $88,534,649   $195,424,313  $17,203,324
                              ============   ===========  ===========   ============  ===========
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $     85,542   $   (19,833) $  (294,023)  $     (1,751) $    (4,244)
                              ============   ===========  ===========   ============  ===========

 --------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.

                                                                                      Dividends  Distributions
                           Net Asset    Net       Net Realized             Dividends  in Excess    From Net
                            Value,   Investment  and Unrealized Total From  From Net    of Net   Realized Gain
                           Beginning   Income    Gain (Loss) on Investment Investment Investment      on
                           of Period   (Loss)     Investments   Operations   Income     Income    Investments
                           --------- ----------  -------------- ---------- ---------- ---------- -------------
  INTERNATIONAL FUND -- (7/21/87*)
   Year Ended March 31,
   1996...................  $ 9.82     $ 0.10        $ 1.15       $ 1.25     $(0.08)    $(0.01)     $(0.07)
   1997...................   10.91       0.09          0.63         0.72      (0.10)       --        (0.19)
   1998...................   11.34       0.04          2.11         2.15      (0.02)     (0.04)      (0.31)
   1999...................   13.00       0.01         (0.42)       (0.41)     (0.03)     (0.04)        --
   2000...................   12.52      (0.03)         7.57         7.54        --         --        (0.04)
   Six Months Ended
    September 30,
    2000 (Unaudited)......   20.02      (0.01)        (3.27)       (3.28)     (0.01)       --        (0.06)
  LATIN AMERICA FUND -- (12/31/92*)
   Year Ended March 31,
   1996...................  $ 5.86     $ 0.10        $ 1.49       $ 1.59     $(0.04)    $(0.04)        --
   1997...................    7.37       0.05          2.09         2.14      (0.05)       --          --
   1998...................    9.46       0.10          1.22         1.32      (0.02)       --       $(0.16)
   1999...................   10.60       0.21         (5.29)       (5.08)     (0.18)       --          --
   2000...................    4.77       0.03          2.53         2.56      (0.13)       --          --
   Six Months Ended
    September 30,
    2000 (Unaudited)......    7.20        -- (4)      (1.11)       (1.11)       --         --          --
  PACIFIC/ASIA FUND -- (12/31/92*)
   Year Ended March 31,
   1996...................  $ 8.45     $ 0.12        $ 1.33       $ 1.45     $(0.09)    $(0.01)     $(0.02)
   1997...................    9.78       0.07         (0.53)       (0.46)     (0.07)       --        (0.16)
   1998...................    9.09       0.01         (2.52)       (2.51)     (0.01)     (0.05)        --
   1999...................    6.52        -- (6)       0.29         0.29      (0.09)     (0.11)        --
   2000...................    6.61       0.02          5.26         5.28        --         --          --
   Six Months Ended
    September 30,
    2000 (Unaudited)......   11.89      (0.02)        (2.85)       (2.87)       --         --          --
  PAN EUROPEAN FUND -- (12/31/92*)
   Year Ended March 31,
   1996...................  $ 8.19     $ 0.11        $ 1.35       $ 1.46     $(0.10)       --       $(0.36)
   1997...................    9.19       0.11          2.01         2.12      (0.10)       --        (0.27)
   1998...................   10.94      (0.01)         4.01         4.00        --         --        (0.81)
   1999...................   14.13        -- (4)      (1.26)       (1.26)       --         --        (0.48)
   2000...................   12.39      (0.03)         4.90         4.87        --         --        (1.30)
   Six Months Ended
    September 30,
    2000 (Unaudited)......   15.96       0.01         (2.24)       (2.23)     (0.03)       --        (0.90)
  EMERGING MARKETS FUND -- (01/02/98*)
   Period Ended March 31,
    1998..................  $ 7.00        --            --           --         --         --          --
   Year Ended March 31,
   1999...................    7.00     $ 0.07        $(2.95)      $(2.88)    $(0.08)       --          --
   2000...................    4.04      (0.02)         3.35         3.33      (0.02)       --          --
   Six Months Ended
    September 30,
    2000 (Unaudited)......    7.35      (0.01)        (2.07)       (2.08)       --         --          --

 * Commencement of operations
(1) Annualized
(2) Not Annualized
(3) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(4) Amount represents less than $0.01 per share.
(5) The annualized ratio of net operating expenses to average net assets, excluding foreign investment taxes, is 1.65%.
(6) For comparative purposes per share amounts for the year ended March 31, 1999 are based on average shares outstanding.
(7) Total returns do not reflect the 2% fee accrued on redemption of shares which was implemented effective June 1, 2000.

                       See Notes to Financial Statements

Distributions                                                      Ratio of         Ratio of    Ratio of Net
  in Excess                                                           Net             Gross      Investment
   of Net                                             Net Assets,  Operating        Operating      Income
  Realized                   Net Asset                  End of     Expenses         Expenses     (Loss) to     Portfolio
   Gain on         Total     Value, End   Total         Period     to Average       to Average    Average      Turnover
 Investments   Distributions of Period  Return (7)      (000's)   Net Assets      Net Assets(3)  Net Assets      Rate
-------------  ------------- ---------- ----------    ----------- -----------     ------------- ------------   ---------
      --          $(0.16)      $10.91      12.77 %     $ 97,850      1.40%            1.50%         0.82 %         39%
      --           (0.29)       11.34       6.78 %      126,815      1.43%            1.51%         0.70 %        116%
   $(0.12)         (0.49)       13.00      19.42 %      204,889      1.44%            1.52%         0.32 %         37%
      --           (0.07)       12.52      (3.18)%      202,083      1.42%            1.52%         0.11 %         50%
      --           (0.04)       20.02      60.30 %      473,773      1.40%            1.51%        (0.36)%         25%
      --           (0.07)       16.67     (16.40)%(2)   428,623      1.39%(1)         1.49%(1)     (0.07)%(1)      37%(1)
      --          $(0.08)      $ 7.37      27.29 %     $ 43,160      1.48%            1.57%         1.12 %         54%
      --           (0.05)        9.46      29.09 %       70,900      1.48%            1.56%         0.50 %         73%
      --           (0.18)       10.60      14.05 %       88,696      1.50%            1.60%         0.88 %         77%
   $(0.57)         (0.75)        4.77     (47.19)%       14,183      1.55%            1.66%         1.63 %         29%
      --           (0.13)        7.20      54.52 %       23,711      1.64%            1.75%         0.42 %         69%
      --             --          6.09     (15.42)%(2)    18,304      1.67%(1)         1.79%(1)      0.03 %(1)       9%(1)
      --          $(0.12)      $ 9.78      17.22 %     $ 76,192      1.43%            1.51%         1.12 %         29%
      --           (0.23)        9.09      (4.80)%       89,945      1.45%            1.52%         0.69 %        126%
      --           (0.06)        6.52     (27.56)%       43,808      1.48%            1.57%         0.22 %         52%
      --           (0.20)        6.61       5.14 %       28,008      1.55%            1.64%         0.01 %         78%
      --             --         11.89      79.88 %       88,535      1.49%            1.58%        (0.48)%        105%
      --             --          9.02     (24.14)%(2)    63,965      1.50%(1)         1.63%(1)     (0.43)%(1)      67%(1)
      --          $(0.46)      $ 9.19      18.25 %     $ 47,916      1.46%            1.55%         1.28 %         42%
      --           (0.37)       10.94      23.76 %      121,991      1.45%            1.52%         1.23 %         82%
      --           (0.81)       14.13      38.02 %      207,636      1.43%            1.50%        (0.13)%         40%
      --           (0.48)       12.39      (8.84)%      157,836      1.43%            1.50%         0.04 %         46%
      --           (1.30)       15.96      42.77 %      195,424      1.43%            1.50%        (0.21)%         46%
      --           (0.93)       12.80     (14.64)%(2)   157,279      1.42%(1)         1.50%(1)      0.09 %(1)      42%(1)
      --             --        $ 7.00      (0.14)%(2)  $  6,535      1.85%(1)(5)      2.74%(1)      2.33 %(1)     --
      --          $(0.08)        4.04     (41.21)%        5,411      1.65%            2.48%         1.93 %         73%
      --           (0.02)        7.35      82.77%        17,203      1.65%            2.03%        (0.60)%         57%
      --             --          5.27     (28.30)%(2)    11,654      1.65%(1)         1.97%(1)     (0.46)%(1)      37%(1)

   Fee
 Waivers
 (Note 2)
 --------
  $ 0.01
    0.01
    0.01
    0.01
    0.01
    0.01
  $ 0.01
    0.01
    0.01
    0.01
    0.01
     -- (4)
  $ 0.01
    0.01
    0.01
    0.01
     -- (4)
    0.01
  $ 0.01
    0.01
    0.01
    0.01
    0.01
    0.01
     --
  $ 0.03
    0.01
    0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
International Fund




                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- 92.83%
           AUSTRALIA -- 2.63%
   311,526 Brambles Industries Ltd...............................   $  8,140,884
   655,500 ERG Ltd...............................................      3,141,340
                                                                    ------------
                                                                      11,282,224
                                                                    ------------
           CANADA -- 5.94%
   336,800 Bombardier Inc., Class B..............................      5,811,521
    72,000 JDS Uniphase Corp.....................................      6,813,000
   171,946 Nortel Networks Corp..................................     10,310,141
    41,000 Sierra Wireless, Inc..................................      2,526,447
                                                                    ------------
                                                                      25,461,109
                                                                    ------------
           CHILE -- 0.35%
    40,280 Vina Concha Y Toro S.A. ADR...........................      1,490,360
                                                                    ------------
           EGYPT -- 0.26%
    49,800 +Egyptian Company for Mobile Services (MobiNil).......      1,106,349
                                                                    ------------
           FINLAND -- 2.54%
   208,100 Nokia Oyj.............................................      8,441,728
    95,700 Sonera Oyj............................................      2,434,792
                                                                    ------------
                                                                      10,876,520
                                                                    ------------
           FRANCE -- 14.11%
    89,687 Axa...................................................     11,725,966
   105,848 Carrefour S.A.........................................      7,826,463
    67,990 Dassault Systemes S.A.................................      5,534,747
   127,700 L'OREAL...............................................      9,921,656
    56,864 STMicroelectronics N.V. ..............................      2,790,480
    99,751 Total Fina S.A., Class B..............................     14,610,302
   108,400 Vivendi...............................................      8,063,039
                                                                    ------------
                                                                      60,472,653
                                                                    ------------
           GERMANY -- 8.46%
    41,000 Allianz AG............................................     13,564,166
    40,300 +Consors Discount Broker AG...........................      4,307,724
    69,100 Deutsche Telekom AG...................................      2,414,248
    41,457 SAP AG................................................      8,258,512
    59,025 Siemens AG............................................      7,727,546
                                                                    ------------
                                                                      36,272,196
                                                                    ------------
           HONG KONG -- 4.43%
   199,223 +China Mobile (Hong Kong) Ltd. ADR....................      6,462,296
 2,107,600 Johnson Electric Holdings Ltd.........................      4,528,258
 3,800,000 Li & Fung Ltd.........................................      8,018,215
                                                                    ------------
                                                                      19,008,769
                                                                    ------------

                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           INDIA -- 1.69%
   174,000 Housing Development Finance Corp., Ltd................   $  1,650,536
    23,500 Infosys Technologies Ltd. ADR.........................      3,102,000
   236,500 Satyam Computer Services Ltd..........................      2,513,135
                                                                    ------------
                                                                       7,265,671
                                                                    ------------
           ISRAEL -- 0.78%
    43,310 +Gilat Satellite Networks Ltd.........................      3,329,456
                                                                    ------------
           JAPAN -- 15.82%
    46,900 Don Quijote Co., Ltd..................................      4,931,806
   464,000 Furukawa Electric Co., Ltd............................     12,843,472
    34,600 Kyocera Corp..........................................      5,293,954
    45,000 Nintendo Co., Ltd.....................................      8,233,030
       825 NTT Data Corp.........................................      7,650,223
       164 NTT DoCoMo, Inc.......................................      4,714,392
    13,400 Rohm Co., Ltd.........................................      3,679,284
   122,600 Sony Corp.............................................     12,460,089
    76,400 Tokyo Seimitsu Co., Ltd...............................      8,005,564
                                                                    ------------
                                                                      67,811,814
                                                                    ------------
           NETHERLANDS -- 0.28%
    58,641 Wolters Kluwer N.V....................................      1,191,479
                                                                    ------------
           PORTUGAL -- 2.13%
 1,734,895 Banco Comercial Portugues S.A.........................      9,119,007
                                                                    ------------
           RUSSIA -- 0.88%
    65,700 OAO Lukoil Holding ADR................................      3,784,320
                                                                    ------------
           SINGAPORE -- 5.03%
 2,428,703 Datacraft Asia Ltd....................................     20,158,235
   539,000 Natsteel Electronics Ltd..............................      1,394,927
                                                                    ------------
                                                                      21,553,162
                                                                    ------------
           SOUTH KOREA -- 1.58%
    37,390 Samsung Electronics...................................      6,773,794
                                                                    ------------
           SPAIN -- 3.79%
   554,695 Banco Bilbao Vizcaya Argentaria S.A...................      8,389,101
   396,560 +Telefonica S.A.......................................      7,864,709
                                                                    ------------
                                                                      16,253,810
                                                                    ------------
           SWEDEN -- 2.46%
   691,110 Telefonaktiebolaget LM Ericsson, Class B..............     10,536,748
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
International Fund -- (continued)




                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------

 COMMON STOCKS -- (continued)
           SWITZERLAND -- 2.90%
       390 Lindt & Spruengli AG..................................   $  2,098,087
       785 Roche Holding AG......................................      6,917,101
     7,360 Zurich Allied AG......................................      3,409,067
                                                                    ------------
                                                                      12,424,255
                                                                    ------------
           TAIWAN -- 0.69%
   894,720 Taiwan Semiconductor Manufacturing Co.................      2,971,163
                                                                    ------------
           THAILAND -- 0.86%
   630,400 BEC World Public Co., Ltd. (Foreign)..................      3,203,648
   425,900 Dhipaya Insurance Public Co., Ltd.....................        470,300
                                                                    ------------
                                                                       3,673,948
                                                                    ------------
           UNITED KINGDOM -- 15.22%
   964,954 Airtours plc..........................................      3,074,920
   180,180 +Baltimore Technologies plc...........................      1,838,381
   438,000 Glaxo Wellcome plc....................................     13,264,288
   471,465 +Granada Compass plc..................................      4,412,991
 1,859,816 Invensys plc..........................................      4,063,286
 1,260,200 Serco Group plc.......................................     11,180,742
    35,500 Shell Transport & Trading Co. ADR.....................      1,737,281
 1,571,802 Shell Transport & Trading Co. plc.....................     12,806,466
 3,019,491 Vodafone AirTouch plc.................................     11,273,921
    43,000 Vodafone Group plc ADR................................      1,591,000
                                                                    ------------
                                                                      65,243,276
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $330,290,834)...................................    397,902,083
                                                                    ------------

  No. of                                          Value
 Warrants                                        (Note 1)
-----------                                    ------------
WARRANTS -- 0.01%
             PHILIPPINES -- 0.01%
    166,491  +QueenBee Restaurants -- Jollibee
             Foods Corp., expiring 03/24/03
             (Cost $57,782)................... $     41,533
                                               ------------
 Principal
  Amount
-----------
DEMAND NOTES -- 8.44%
             UNITED STATES -- 8.44%
$18,100,000  Associates Corp. of North America
             Master Notes.....................   18,100,000
 18,067,000  General Electric Co.
             Promissory Notes.................   18,067,000
                                               ------------
             TOTAL DEMAND NOTES
             (Cost $36,167,000)...............   36,167,000
                                               ------------

TOTAL INVESTMENTS
(Cost $366,515,616*)...................................... 101.28% $434,110,616
OTHER ASSETS & LIABILITIES (NET)..........................  (1.28)   (5,487,962)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $428,622,654
                                                           ======  ============

--------
* -- Aggregate cost for Federal tax and book purposes.
+ -- Non-income producing
ADR -- American Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
International Fund -- (continued)


  At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of
                                                            Net       Market
  Sector Diversification                                   Assets     Value
  ----------------------                                   ------  ------------
  Information Technology..................................  20.18% $ 86,494,148
  Industrials.............................................  12.85    55,061,404
  Financials..............................................  12.28    52,635,867
  Consumer Staples........................................   9.75    41,785,020
  Consumer Discretionary..................................   9.55    40,921,435
  Demand Notes............................................   8.44    36,167,000
  Telecommunication Services..............................   8.17    35,021,784
  Energy..................................................   7.68    32,938,370
  Health Care.............................................   4.71    20,181,389
  Technology..............................................   3.14    13,451,481
  Utilities...............................................   2.44    10,477,288
  Telecommunications......................................   1.51     6,462,296
  Consumer Cyclical.......................................   0.58     2,513,134
                                                           ------  ------------
  Total Investments....................................... 101.28% $434,110,616
  Other Assets and Liabilities (Net)......................  (1.28)   (5,487,962)
                                                           ------  ------------
  Net Assets.............................................. 100.00% $428,622,654
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Latin America Fund





                                                                      Value
   Shares                                                            (Note 1)
 -----------                                                       ------------

 COMMON STOCKS -- 70.20%
             ARGENTINA -- 3.45%
      21,833 +Grupo Financiero Galicia S.A. ADR.................   $    327,495
      18,578 Perez Companc S.A. ADR.............................        304,215
                                                                   ------------
                                                                        631,710
                                                                   ------------
             BRAZIL -- 17.28%
      17,800 Cia Vale do Rio Doce...............................        406,346
  17,338,500 Companhia Siderurgica Nacional.....................        550,559
 234,051,900 Tele Celular Sul Participacoes S.A.................        546,375
      50,100 Tele Centro Oeste Celular Participacoes S.A. ADR...        532,312
       5,800 Telemig Celular Participacoes S.A. ADR.............        307,038
      20,000 Ultrapar Participacoes S.A. ADR....................        230,000
      17,910 Unibanco--Uniao de Bancos Brasileiros GDR..........        591,030
                                                                   ------------
                                                                      3,163,660
                                                                   ------------
             CHILE -- 4.32%
      17,129 +Cia de Telecomunicaciones de Chile S.A. ADR.......        297,616
      13,346 Vina Concha Y Toro S.A. ADR........................        493,802
                                                                   ------------
                                                                        791,418
                                                                   ------------
             MEXICO -- 41.42%
      12,256 Cemex S.A., CPO....................................        245,886
      15,098 Fomento Economico Mexicano S.A. de C.V. ADR........        588,822
     231,200 Grupo Continental S.A..............................        281,832
     577,600 Grupo Elektra S.A. de C.V. CPO.....................        542,457
     250,200 +Grupo Financiero Banamex Accival S.A. de C.V.,
             Class O............................................      1,148,363
      19,400 Grupo Imsa S.A. de C.V. ADR........................        177,025
     359,000 +Grupo Televisa S.A. CPO...........................      1,035,065
     101,300 Organizacion Soriana S.A. de C.V., Series B........        370,452
      47,690 Telefonos de Mexico S.A., ADR, Class L.............      2,536,512
     315,200 +Wal-Mart de Mexico S.A. de C.V., Series V.........        654,857
                                                                   ------------
                                                                      7,581,271
                                                                   ------------
             PERU -- 1.33%
      33,500 Credicorp Ltd......................................        242,875
                                                                   ------------
             UNITED STATES -- 0.72%
      17,600 +StarMedia Network, Inc............................        131,450
                                                                   ------------

                                                                       Value
   Shares                                                            (Note 1)
 ----------                                                         -----------
 COMMON STOCKS -- (continued)
            VENEZUELA -- 1.68%
     12,600 Compania Anonima Nacional Telefonos de Venezuela ADR.   $   307,913
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $11,133,948)...................................    12,850,297
                                                                    -----------
 PREFERRED STOCKS -- 25.67%
            BRAZIL -- 25.67%
 42,938,000 Banco Bradesco S.A...................................       355,719
  9,687,800 Banco do Estado de Sao Paulo S.A.....................       284,007
  4,026,000 Banco Itau S.A.......................................       358,450
 34,998,500 Brasil Telecom Participacoes S.A. ...................       408,506
 29,500,000 Eletrobras S.A.......................................       600,570
  6,500,000 Eletropaulo Metropolitana............................       389,929
 40,516,400 Gerdau S.A...........................................       520,202
     43,738 Petrobras S.A........................................     1,251,353
 28,610,000 Tele Celular Sul Participacoes S.A. .................        86,513
 19,435,412 Tele Norte Leste Participacoes S.A. .................       443,153
                                                                    -----------
            TOTAL PREFERRED STOCKS
            (Cost $3,776,572)....................................     4,698,402
                                                                    -----------
 Principal
   Amount
 ----------
 CONVERTIBLE BONDS -- 0.00%
            BRAZIL -- 0.00%
 $   45,600 Cia Vale do Rio Doce Zero Coupon, 07/01/06 (Cost $0).             0
                                                                    -----------
 DEMAND NOTES -- 4.15%
            UNITED STATES -- 4.15%
    400,000 Associates Corp. of North America Master Notes.......       400,000
    359,000 General Electric Co. Promissory Notes................       359,000
                                                                    -----------
            TOTAL DEMAND NOTES
             (Cost $759,000).....................................       759,000
                                                                    -----------

TOTAL INVESTMENTS
(Cost $15,669,520*)........................................ 100.02% $18,307,699
OTHER ASSETS & LIABILITIES (NET)...........................  (0.02)      (3,601)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $18,304,098
                                                            ======  ===========

--------
*--Aggregate cost for Federal tax and book purposes.
+--Non-income producing
ADR--American Depositary Receipt
GDR--Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Latin America Fund -- (continued)

  At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Telecommunication Services...............................  29.86% $ 5,465,938
  Financials...............................................  16.28    2,980,444
  Consumer Discretionary...................................  14.22    2,602,831
  Materials................................................  10.38    1,900,018
  Energy...................................................   8.09    1,481,353
  Consumer Staples.........................................   7.46    1,364,456
  Utilities................................................   5.41      990,499
  Demand Notes.............................................   4.15      759,000
  Technology...............................................   2.38      435,665
  Capital Goods............................................   1.79      327,495
                                                            ------  -----------
  Total Investments........................................ 100.02% $18,307,699
  Other Assets and Liabilities (Net).......................  (0.02)      (3,601)
                                                            ------  -----------
  Net Assets............................................... 100.00% $18,304,098
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pacific/Asia Fund




                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- 98.40%
             AUSTRALIA -- 4.79%
      45,862 Brambles Industries Ltd. ...........................   $  1,198,478
     388,549 ERG Ltd. ...........................................      1,862,036
                                                                    ------------
                                                                       3,060,514
                                                                    ------------
             HONG KONG -- 20.17%
     504,300 Asia Satellite Telecommunications Holdings Ltd. ....      1,229,053
   2,475,000 Cafe de Coral Holdings Ltd. ........................        880,981
      39,000 +China Mobile (Hong Kong) Ltd. ADR..................      1,265,063
   6,300,000 +China Southern Airlines Co. Ltd. ..................      1,959,659
     432,700 +ehealthcareasia Ltd. ..............................         22,201
      52,530 Huaneng Power International, Inc. ADR...............        840,480
     469,600 Johnson Electric Holdings
             Ltd. ...............................................      1,008,953
     618,200 Li & Fung Ltd. .....................................      1,304,437
   8,654,000 +Quality Healthcare Asia Ltd. ......................      2,525,378
   6,840,000 Yanzhou Coal Mining Co.,
             Ltd. ...............................................      1,864,418
                                                                    ------------
                                                                      12,900,623
                                                                    ------------
             INDIA -- 6.29%
      56,000 Hero Honda Motors Ltd. .............................      1,010,562
     245,000 Hindustan Lever Ltd. ...............................      1,113,709
      75,000 Housing Development Finance Corp., Ltd. ............        711,438
     112,000 Satyam Computer Services
             Ltd. ...............................................      1,188,933
                                                                    ------------
                                                                       4,024,642
                                                                    ------------
             INDONESIA -- 2.31%
   2,942,500 PT Ramayana Lestari Sentosa Tbk.....................      1,474,621
                                                                    ------------
             JAPAN -- 34.39%
      60,700 Arisawa Mfg. Co., Ltd. .............................      1,857,474
      10,200 Don Quijote Co., Ltd. ..............................      1,072,589
      69,600 Furukawa Electric Co., Ltd. ........................      1,926,521
      10,600 Kyocera Corp. ......................................      1,621,847
      15,700 Nintendo Co., Ltd. .................................      2,872,413
         121 NTT Data Corp. .....................................      1,122,033
          64 NTT DoCoMo, Inc. ...................................      1,839,763
       6,600 Rohm Co., Ltd. .....................................      1,812,185
       8,300 Ryohin Keikaku Co., Ltd. ...........................        654,210
       7,500 Softbank Corp. .....................................        702,429
      25,300 Sony Corp. .........................................      2,571,291

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- (continued)
             JAPAN -- (continued)
      40,300 Terumo Corp. .......................................   $  1,154,738
      14,700 Tokyo Seimitsu Co., Ltd. ...........................      1,540,337
      57,000 YOKOWO Co., Ltd. ...................................      1,252,689
                                                                    ------------
                                                                      22,000,519
                                                                    ------------
             NEW ZEALAND -- 1.40%
     185,000 Baycorp Holdings Ltd. ..............................        896,672
                                                                    ------------
             PHILIPPINES -- 1.05%
     722,000 ABS-CBN Broadcasting Corp. PDR......................        673,449
                                                                    ------------
             SINGAPORE -- 6.63%
     300,494 Datacraft Asia Ltd..................................      2,494,100
     367,200 Natsteel Electronics Ltd............................        950,311
     905,300 Singapore Bus Services Ltd..........................        796,589
                                                                    ------------
                                                                       4,241,000
                                                                    ------------
             SOUTH KOREA -- 13.11%
      26,700 +Hankuk Electric Glass Co., Ltd.....................      1,508,610
      28,000 Korea Telecom Corp..................................      1,677,489
      26,380 +LG Home Shopping, Inc..............................      2,100,936
       9,572 Samsung Electronics.................................      1,734,120
     125,000 Shin Sung ENG.......................................        376,682
      58,100 SK Corp.............................................        984,834
                                                                    ------------
                                                                       8,382,671
                                                                    ------------
             TAIWAN -- 6.84%
     318,500 Hon Hai Precision Industry Co., Ltd.................      2,094,993
      54,470 ++Synnex Technology International Corp., GDR........        688,479
     479,600 +Taiwan Semiconductor Manufacturing Co..............      1,592,643
                                                                    ------------
                                                                       4,376,115
                                                                    ------------
             THAILAND -- 1.42%
     179,000 BEC World Public Co., Ltd. (Foreign)................        909,665
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $65,496,095)..................................     62,940,491
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pacific/Asia Fund -- (continued)






  No. of                                                               Value
 Warrants                                                            (Note 1)
 --------                                                           -----------
 WARRANTS -- 0.03%
          PHILIPPINES -- 0.03%
  84,123  +QueenBee Restaurants -- Jollibee Foods Corp., expiring
          03/24/03 (Cost $29,320)................................   $    20,985
                                                                    -----------

 Principal
  Amount
 ---------
 DEMAND NOTES -- 2.57%
           UNITED STATES -- 2.57%
 $800,000  Associates Corp. of North
           America Master Notes...................................   $   800,000
  845,000  General Electric Co.
           Promissory Notes.......................................       845,000
                                                                     -----------
           TOTAL DEMAND NOTES
           (Cost $1,645,000)......................................     1,645,000
                                                                     -----------

                                                                       Value
                                                                     (Note 1)
                                                                    -----------
TOTAL INVESTMENTS (Cost $67,170,415*)...................... 101.00% $64,606,476
OTHER ASSETS & LIABILITIES (NET)...........................  (1.00)    (641,801)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $63,964,675
                                                            ======  ===========

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing
++ -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000 these securities amounted to $688,479 or 1.08% of net assets.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PDR -- Philippine Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pacific/Asia Fund -- (continued)


  At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Consumer Discretionary...................................  20.48% $13,098,841
  Consumer Cyclical........................................  15.22    9,735,970
  Technology...............................................  11.39    7,286,314
  Information Technology...................................  10.97    7,017,509
  Industrials..............................................  10.42    6,664,661
  Consumer Staples.........................................  10.42    6,664,191
  Financials...............................................   3.61    2,310,539
  Materials................................................   2.91    1,864,418
  Raw/Intermediate Materials...............................   2.90    1,857,474
  Utilities................................................   2.88    1,839,763
  Energy...................................................   2.85    1,825,314
  Demand Notes.............................................   2.57    1,645,000
  Telecommunication Services...............................   1.98    1,265,062
  Health Care..............................................   1.81    1,154,738
  Capital Goods............................................   0.59      376,682
                                                            ------  -----------
  Total Investments........................................ 101.00% $64,606,476
  Other Assets and Liabilities (Net).......................  (1.00)    (641,801)
                                                            ------  -----------
  Net Assets............................................... 100.00% $63,964,675
                                                            ======  ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pan European Fund





                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- 96.88%
             CROATIA -- 0.97%
     103,850 ++Pliva d.d. GDR....................................   $  1,120,573
      36,900 Pliva d.d. GDR (Registered).........................        397,597
                                                                    ------------
                                                                       1,518,170
                                                                    ------------
             FINLAND -- 3.62%
     126,140 Nokia Oyj...........................................      5,116,961
      22,600 Sonera Oyj..........................................        574,987
                                                                    ------------
                                                                       5,691,948
                                                                    ------------
             FRANCE -- 20.75%
      44,632 Axa.................................................      5,835,331
      54,296 Carrefour S.A.......................................      4,014,678
      40,620 Dassault Systemes S.A...............................      3,306,684
      66,270 L'OREAL.............................................      5,148,850
      42,120 STMicroelectronics N.V..............................      2,066,949
      51,717 Total Fina S.A., Class B............................      7,574,871
      63,000 Vivendi.............................................      4,686,084
                                                                    ------------
                                                                      32,633,447
                                                                    ------------
             GERMANY -- 12.96%
      20,800 Allianz AG..........................................      6,881,333
      37,000 +Consors Discount Broker AG.........................      3,954,982
      32,020 Deutsche Telekom AG.................................      1,118,730
      80,020 +Global TeleSystems, Inc............................        365,091
      19,830 SAP AG..............................................      3,950,269
      31,380 Siemens AG..........................................      4,108,266
                                                                    ------------
                                                                      20,378,671
                                                                    ------------
             IRELAND -- 1.99%
      72,096 Irish Continental Group plc.........................        420,988
     274,300 Irish Life & Permanent plc..........................      2,716,370
                                                                    ------------
                                                                       3,137,358
                                                                    ------------
             ITALY -- 2.33%
     225,500 San Paolo-IMI S.p.A.................................      3,669,388
                                                                    ------------
             NETHERLANDS -- 1.47%
     113,442 Wolters Kluwer N.V..................................      2,304,937
                                                                    ------------
             POLAND -- 1.03%
     180,206 +Elektrim Spolka Akcyjna S.A........................      1,627,385
                                                                    ------------
             PORTUGAL -- 3.84%
   1,147,890 Banco Comercial Portugues S.A.......................      6,033,574
                                                                    ------------
             RUSSIA -- 1.42%
     152,200 Surgutneftegaz ADR..................................      2,225,925
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCKS -- (continued)
             SPAIN -- 8.53%
     441,200 Banco Bilbao Vizcaya Argentaria S.A.................   $  6,672,624
     119,150 +Promotora de Informaciones S.A. (Prisa)............      2,694,582
     204,440 +Telefonica S.A.....................................      4,054,522
                                                                    ------------
                                                                      13,421,728
                                                                    ------------
             SWEDEN -- 3.31%
     341,320 Telefonaktiebolaget LM Ericsson AB, Class B.........      5,203,807
                                                                    ------------
             SWITZERLAND -- 7.02%
      16,740 +Logitech International S.A.........................      5,279,165
         439 Roche Holding AG....................................      3,868,290
       4,100 Zurich Allied AG....................................      1,899,072
                                                                    ------------
                                                                      11,046,527
                                                                    ------------
             TURKEY -- 1.40%
 192,800,000 +Dogan Yayin Holding A.S............................      2,204,423
                                                                    ------------
             UNITED KINGDOM -- 26.24%
     100,110 +Baltimore Technologies plc.........................      1,021,425
     790,830 Capita Group plc....................................      7,016,399
     216,000 Glaxo Wellcome plc..................................      6,541,293
     356,798 +Granada Compass plc................................      3,339,689
   1,125,863 Invensys plc........................................      2,459,761
     791,320 Serco Group plc.....................................      7,020,746
      35,600 Shell Transport & Trading Co. ADR...................      1,742,175
     725,325 Shell Transport & Trading Co. plc...................      5,909,682
   1,666,978 Vodafone AirTouch plc...............................      6,224,022
                                                                    ------------
                                                                      41,275,192
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $129,311,892).................................    152,372,480
                                                                    ------------
  Principal
   Amount
 -----------
 DEMAND NOTES -- 3.52%
             UNITED STATES -- 3.52%
 $ 2,700,000 Associates Corp. of North America Master Notes......      2,700,000
   2,829,000 General Electric Co. Promissory Notes...............      2,829,000
                                                                    ------------
             TOTAL DEMAND NOTES
             (Cost $5,529,000)...................................      5,529,000
                                                                    ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pan European Fund -- (continued)




                                                                      Value
                                                                     (Note 1)
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $134,840,892*)..................................... 100.40% $157,901,480
OTHER ASSETS & LIABILITIES (NET)..........................  (0.40)     (622,323)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $157,279,157
                                                           ======  ============

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing
++ -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000 these securities amounted to $1,120,573 or 0.71% of net assets.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Pan European Fund--(continued)

  At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of
                                                            Net
  Sector Diversification                                   Assets  Market Value
  ----------------------                                   ------  ------------
  Financials..............................................  23.95% $ 37,662,673
  Industrials.............................................  14.40    22,653,545
  Information Technology..................................  13.85    21,784,825
  Consumer Cyclical.......................................  10.01    15,743,784
  Energy..................................................   9.68    15,226,729
  Health Care.............................................   7.59    11,927,753
  Utilities...............................................   7.30    11,485,093
  Consumer Discretionary..................................   4.02     6,319,615
  Demand Notes............................................   3.52     5,529,000
  Consumer Staples........................................   3.27     5,148,850
  Telecommunication Services..............................   2.81     4,419,613
                                                           ------  ------------
  Total Investments....................................... 100.40% $157,901,480
  Other Assets and Liabilities (Net)......................  (0.40)     (622,323)
                                                           ------  ------------
  Net Assets.............................................. 100.00% $157,279,157
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Emerging Markets Fund




                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------

 COMMON STOCKS -- 89.30%
            BRAZIL -- 8.37%
     25,641 Globo Cabo S.A. ADR...................................   $   342,948
     37,100 Tele Centro Oeste Celular Participacoes S.A. ADR......       394,188
      4,500 Telemig Celular Participacoes S.A. ADR................       238,219
                                                                     -----------
                                                                         975,355
                                                                     -----------
            CHILE -- 2.54%
      6,610 +Cia de Telecomunicaciones de Chile S.A. ADR..........       114,849
      4,896 Vina Concha Y Toro S.A. ADR...........................       181,152
                                                                     -----------
                                                                         296,001
                                                                     -----------
            EGYPT -- 1.39%
     25,000 +Orascom Telecommunications...........................       161,875
                                                                     -----------
            GREECE -- 2.82%
      4,200 Alpha Credit Bank S.A.................................       166,167
      8,470 Hellenic Telecommunications Organization S.A..........       162,367
                                                                     -----------
                                                                         328,534
                                                                     -----------
            HONG KONG -- 7.40%
    103,500 Asia Satellite Telecommunications Holdings Ltd........       252,245
     10,200 +China Mobile (Hong Kong) Ltd. ADR....................       330,862
    504,000 +China Southern Airlines Co., Ltd.....................       156,773
    271,000 Dazhong Transportation Co., Ltd.......................       122,492
                                                                     -----------
                                                                         862,372
                                                                     -----------
            INDIA -- 5.26%
     13,600 +ICICI Ltd. ADR.......................................       149,600
      5,336 +Satyam Infoway Ltd. ADR..............................        72,369
     32,200 +The India Fund, Inc..................................       390,425
                                                                     -----------
                                                                         612,394
                                                                     -----------
            INDONESIA -- 1.84%
     34,300 PT Telekomunikasi Indonesia ADR.......................       214,375
                                                                     -----------
            ISRAEL -- 0.64%
      9,000 +Tioga Technologies Ltd...............................        74,813
                                                                     -----------

                                                                      Value
 Shares                                                              (Note 1)
 ------                                                            ------------

 COMMON STOCKS -- (continued)
         MEXICO -- 11.91%
  80,300 +Grupo Financiero Banamex Accival S.A. de C.V., Class
         O......................................................   $    368,559
   6,950 +Grupo Televisa S.A. GDR...............................        400,928
   6,100 Telefonos de Mexico S.A., Class L, ADR.................        324,444
 141,300 +Wal-Mart de Mexico S.A. de C.V., Series V.............        293,564
                                                                   ------------
                                                                      1,387,495
                                                                   ------------
         RUSSIA -- 7.30%
   5,500 OAO Lukoil Holding ADR.................................        316,800
  24,920 RAO Unified Energy Systems ADR.........................        333,928
  22,730 Rostelecom ADR.........................................        200,308
                                                                   ------------
                                                                        851,036
                                                                   ------------
         SOUTH AFRICA -- 10.63%
  45,200 +Dimension Data Holdings plc...........................        418,774
     816 Edgars Consolidated Stores Ltd. .......................          4,210
  17,950 Nedcor Ltd. ...........................................        386,385
 179,000 Old Mutual plc.........................................        429,501
                                                                   ------------
                                                                      1,238,870
                                                                   ------------
         SOUTH KOREA -- 10.74%
  11,738 Korea Telecom Corp. ADR................................        394,690
  17,700 LG Cable Ltd. .........................................        269,865
   1,600 Samsung Electronics....................................        289,866
  11,585 SK Telecom Co., Ltd. ADR...............................        296,866
                                                                   ------------
                                                                      1,251,287
                                                                   ------------
         TAIWAN -- 14.31%
  50,960 Hon Hai Precision Industry Co., Ltd. ..................        335,199
  93,533 President Chain Store Corp. ...........................        295,669
  61,050 +Ritek, Inc. ..........................................        201,759
  70,200 Sunplus Technology Co., Ltd. ..........................        323,900
  67,600 Synnex Technology International Corp. .................        213,692
  89,600 +Taiwan Semiconductor Manufacturing Co. ...............        297,541
                                                                   ------------
                                                                      1,667,760
                                                                   ------------
         THAILAND -- 2.00%
  45,900 BEC World Public Co., Ltd. (Foreign)...................        233,260
                                                                   ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Emerging Markets Fund -- (continued)




                                                                        Value
  Shares                                                              (Note 1)
 ---------                                                           -----------

 COMMON STOCKS -- (continued)
           TURKEY -- 1.50%
   175,260 ++Akbank T.A.S. ADR....................................   $   175,260
                                                                     -----------
           UNITED STATES -- 0.65%
    10,200 +StarMedia Network, Inc. ..............................        76,181
                                                                     -----------
           TOTAL COMMON STOCKS
           (Cost $9,599,948)......................................    10,406,868
                                                                     -----------
 PREFERRED STOCKS -- 1.44%
           BRAZIL -- 1.44%
 5,729,000 Banco do Estado de Sao Paulo S.A. (Cost $218,195)......       167,951
                                                                     -----------


                                                                       Value
                     Principal Amount                                (Note 1)
----------------------------------------------------------          -----------
REPURCHASE AGREEMENT -- 9.54%
    UNITED STATES -- 9.54%
$1,111,000   Agreement with Chase
       Securities, Inc. Government Dealership 6.25%, dated
       09/29/00, due 10/02/00, to be repurchased at
       $1,319,313 collateralized by $875,000 U.S. Treasury
       Notes 8.875%, due 08/15/17, valued at $1,135,598
       (Cost $1,111,000)..................................          $ 1,111,000
                                                                    -----------
TOTAL INVESTMENTS
(Cost $10,929,143*).......................................  100.28% $11,685,819
OTHER ASSETS & LIABILITIES (NET)..........................   (0.28)     (32,225)
                                                            ------  -----------
NET ASSETS................................................  100.00% $11,653,594
                                                            ------  -----------

--------
*   -- Aggregate cost for Federal tax and book purposes.
+   -- Non-income producing
++ -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000 these securities amounted to $175,260 or 1.50% of net assets.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Emerging Markets Fund -- (continued)

 At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                             % of
                                                             Net      Market
  Sector Diversification                                    Assets     Value
  ----------------------                                    ------  -----------
  Financials...............................................  19.41% $ 2,262,197
  Telecommunication Services...............................  17.32    2,018,265
  Information Technology...................................  14.88    1,734,326
  Repurchase Agreement.....................................   9.54    1,111,000
  Consumer Staples.........................................   7.66      892,877
  Consumer Discretionary...................................   7.64      890,644
  Utilities................................................   6.75      786,522
  Consumer Cyclical........................................   4.94      575,902
  Mutual Fund..............................................   3.35      390,425
  Energy...................................................   2.72      316,800
  Industrials..............................................   2.32      269,865
  Technology...............................................   2.03      236,688
  Telecommunications.......................................   1.72      200,308
                                                            ------  -----------
  Total Investments........................................ 100.28% $11,685,819
  Other Assets and Liabilities (Net).......................  (0.28)     (32,225)
                                                            ------  -----------
  Net Assets............................................... 100.00% $11,653,594
                                                            ======  ===========

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund and Emerging Markets Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. are presented separately.

  (a) Portfolio valuation:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (c) Repurchase Agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Taxes:

  It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  Net realized and unrealized gains of the Portfolios derived in some Countries are subject to certain non-U.S. taxes.

  At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                              Expiration Date March
                                                       31,
                                             -----------------------
                                                2007        2008        Total
                                             ----------- ----------- -----------
   International Fund.......................         --          --          --
   Latin America Fund....................... $13,841,000 $16,461,000 $30,302,000
   Pacific/Asia Fund........................   7,805,000         --    7,805,000
   Pan European Fund........................         --          --          --
   Emerging Markets Fund....................     303,000   1,975,000   2,278,000

  At September 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                       Tax Basis     Tax Basis    Net Unrealized
                                       Unrealized    Unrealized    Appreciation
                                      Appreciation (Depreciation) (Depreciation)
                                      ------------ -------------- --------------
   International Fund................ $100,649,869  $(33,054,869)  $67,595,000
   Latin America Fund................    4,072,500    (1,434,321)    2,638,179
   Pacific/Asia Fund.................    6,103,966    (8,667,905)   (2,563,939)
   Pan European Fund.................   38,762,555   (15,701,967)   23,060,588
   Emerging Markets Fund.............    2,003,014    (1,246,338)      756,676

  (f) Expense Allocation:

  Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions:

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1% of the average daily net assets of each of the International Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund and 1.25% of the average daily net assets of the Emerging Markets Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of .20% of the average daily net assets of each Portfolio. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

   International Fund.................................................. $220,118
   Latin America Fund..................................................    9,768
   Pacific/Asia Fund...................................................   36,665
   Pan European Fund...................................................   86,414
   Emerging Markets Fund...............................................    6,805

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001, to the extent necessary to keep total operating expenses from exceeding 1.50% of each of International Fund's, Pacific/Asia Fund's and Pan European Fund's average daily net assets. With regard to Latin America Fund an Emerging Markets Fund, through July 31, 2000, U.S. Trust voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 1.67% and 1.65%, respectively. Effective August 1, 2000, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001, to the extent necessary to keep total operating expenses from exceeding 1.70% of each of Latin America Fund's an Emerging Markets Fund's average daily net assets.

  For the six months ended September 30, 2000, no reimbursements were required pursuant to the above except with regard to Emerging Markets Fund for which U.S. Trust waived investment advisory fees totaling $17,624.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative services fees paid to affiliates of U.S. Trust amounted to $340,250 for the six months ended September 30, 2000. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fee expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. Effective August 1, 2000, U.S Trust has voluntarily agreed to continue waiving investment advisor and administration fees payable by each Portfolio in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                           U.S.
                                                          Trust   Administrators
                                                         -------- --------------
   International Fund................................... $213,762     $ 496
   Latin America Fund...................................   10,459       657
   Pacific/Asia Fund....................................   47,658     1,438
   Pan European Fund....................................   68,812     1,765
   Emerging Markets Fund................................    5,108       --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee for $2,000 for services in connection with this committee.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2000, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          Purchases     Sales
                                                         ----------- -----------
   International Fund................................... $95,402,697 $79,773,159
   Latin America Fund...................................     749,562   2,022,831
   Pacific/Asia Fund....................................  24,613,891  26,921,214
   Pan European Fund....................................  36,161,274  44,867,299
   Emerging Markets Fund................................   2,434,600   3,581,542

4. Common Stock:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 28.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the International Fund and 500 million shares each of the Latin America Fund, Pacific/Asia Fund, Pan European Fund and Emerging Markets Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

  A redemption fee of 2% of the value of the shares redeemed or exchanged was implemented effective June 1, 2000, and is imposed on shares in a Portfolio redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Portfolios or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the appropriate Portfolios.

                                          International Fund
                           ----------------------------------------------------
                               Six Months Ended              Year Ended
                                   09/30/00                   03/31/00
                           -------------------------  -------------------------
                             Shares        Amount       Shares        Amount
                           -----------  ------------  -----------  ------------
Sold.....................   14,810,423  $263,575,308   30,061,970  $485,999,199
Issued as reinvestment of
 dividends...............        8,718       163,561        3,974        69,436
Redeemed.................  (12,770,537) (230,185,213) (22,539,087) (355,769,609)
Redemption Fee...........          --        224,639          --            --
                           -----------  ------------  -----------  ------------
Net Increase.............    2,048,604  $ 33,778,295    7,526,857  $130,299,026
                           ===========  ============  ===========  ============
                                          Latin America Fund
                           ----------------------------------------------------
                               Six Months Ended              Year Ended
                                   09/30/00                   03/31/00
                           -------------------------  -------------------------
                             Shares        Amount       Shares        Amount
                           -----------  ------------  -----------  ------------
Sold.....................      542,760  $  3,455,543    5,697,656  $ 31,220,269
Issued as reinvestment of
 dividends...............          --            --        16,775        86,729
Redeemed.................     (830,389)   (5,350,936)  (5,394,990)  (29,054,475)
Redemption Fee...........          --         24,591          --            --
                           -----------  ------------  -----------  ------------
Net Increase (Decrease)..     (287,629) $ (1,870,802)     319,441  $  2,252,523
                           ===========  ============  ===========  ============

                                           Pacific/Asia Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/00                    03/31/00
                          -------------------------  ---------------------------
                            Shares        Amount        Shares        Amount
                          -----------  ------------  ------------  -------------
Sold....................    5,114,183  $ 51,567,587    20,605,277  $ 193,006,185
Issued as reinvestment
 of dividends...........           14            14           --             --
Redeemed................   (5,468,220)  (56,601,049)  (17,398,826)  (169,375,018)
Redemption Fee..........          --        329,801           --             --
                          -----------  ------------  ------------  -------------
Net Increase (Decrease).     (354,023) $ (4,703,647)    3,206,451  $  23,631,167
                          ===========  ============  ============  =============
                                           Pan European Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/00                    03/31/00
                          -------------------------  ---------------------------
                            Shares        Amount        Shares        Amount
                          -----------  ------------  ------------  -------------
Sold....................    5,400,887  $ 77,356,712    17,951,587  $ 233,776,474
Issued as reinvestment
 of dividends...........       60,575       876,912        97,037      1,222,733
Redeemed................   (5,414,086)  (78,006,494)  (18,544,702)  (238,522,897)
Redemption Fee..........          --        192,309           --             --
                          -----------  ------------  ------------  -------------
Net Increase (Decrease).       47,376  $    419,439      (496,078) $  (3,523,690)
                          ===========  ============  ============  =============
                                         Emerging Markets Fund
                          ------------------------------------------------------
                              Six Months Ended               Year Ended
                                  09/30/00                    03/31/00
                          -------------------------  ---------------------------
                            Shares        Amount        Shares        Amount
                          -----------  ------------  ------------  -------------
Sold....................      243,038  $  1,484,588     1,422,216  $   9,011,110
Issued as reinvestment
 of dividends...........          --            --            104            494
Redeemed................     (374,590)   (2,300,745)     (420,946)    (2,568,142)
Redemption Fee..........          --             40           --             --
                          -----------  ------------  ------------  -------------
Net Increase (Decrease).     (131,552) $   (816,117)    1,001,374  $   6,443,462
                          ===========  ============  ============  =============

5. Organization Costs:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.